Document and Entitiy Information	Total
Document And Entitiy Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	May 01, 2018